Long-Term Debt, Summary (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Nov. 20, 2024 USD ($)	Nov. 20, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Presented [Abstract]
Debt related to assets held for sale, net of deferred finance costs	$ 0				$ 2,406,648
Nonrelated Party [Member]
Loan Facilities [Abstract]
Long-term debt	3,657,056				86,604,000
Less: Deferred financing costs	0				(808,215)
Total long-term debt, net of deferred finance costs	3,657,056				85,795,785
Presented [Abstract]
Current portion of long-term debt	1,053,156				18,089,000
Less: Current portion of deferred finance costs	0				(409,705)
Current portion of long-term debt, net of deferred finance costs	1,053,156				17,679,295
Debt related to assets held for sale	0				2,415,000
Less: Current portion of deferred finance costs	0				(8,352)
Debt related to assets held for sale, net of deferred finance costs	0				2,406,648
Non-Current portion of long-term debt	2,603,900				66,100,000
Less: Non-Current portion of deferred finance costs	0				(390,158)
Non-Current portion of long-term debt, net of deferred finance costs	2,603,900				65,709,842
$11.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 11,000,000
Borrowers	Spetses- Pikachu
Long-term debt	$ 0				4,600,000
Presented [Abstract]
Debt related to assets held for sale, net of deferred finance costs					2,400,000
$15.29 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 15,290,000
Borrowers	Pocahontas- Jumaru
Long-term debt	$ 0				10,109,000
$40.75 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 40,750,000
Borrowers	Liono-Snoopy-Cinderella
Long-term debt	$ 0				23,055,000
$55.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 55,000,000
Borrowers	Mulan- Johnny Bravo-Songoku-Asterix-Stewie
Long-term debt	$ 0				32,040,000
22.5 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 22,500,000
Borrowers	Tom-Jerry
Long-term debt	$ 0				16,800,000
5.0 Million Euro Term Loan [Member]
Loan Facilities [Abstract]
Face amount		€ 5.0	$ 5,200,000	€ 5.0
Borrowers	MPC Maritime Holding GmbH
Long-term debt	$ 3,657,056				$ 0